GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of Reconciliation of Goodwill
The following table provides a reconciliation of goodwill for the six months ended June 30, 2025:

(MILLIONS)	Total
Balance, as at December 31, 2024	$5,434
Acquisitions through business combinations	73
Foreign exchange and other	626
Balance, as at June 30, 2025	$6,133